Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Public equities and share purchase warrants	$ 754	$ 1,863
Private holdings	1,478	1,485
Total short-term investments	$ 2,232	$ 3,348